Note 18 - Segmented Information - Revenues and Long-lived Assets by Geographic Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Revenues	$ 1,482,889	$ 1,264,077
Total long-lived assets	460,364	357,699
UNITED STATES
Revenues	1,393,950	1,181,435
Total long-lived assets	420,087	321,279
CANADA
Revenues	88,939	82,642
Total long-lived assets	$ 40,277	$ 36,420